Investment Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value, Less than 12 months	$ 24,468	$ 27,583
Unrealized Losses, Less than 12 Months	678	589
Fair value, 12 months or more	339,668	352,081
Unrealized Losses, 12 Months or More	50,393	50,717
Fair value, total	364,136	379,664
Unrealized Losses, total	51,071	51,306
U.S Treasuries [Member]
Fair value, Less than 12 months	0	0
Unrealized Losses, Less than 12 Months	0	0
Fair value, 12 months or more	7,257	10,144
Unrealized Losses, 12 Months or More	724	830
Fair value, total	7,257	10,144
Unrealized Losses, total	724	830
U.S. Government sponsored enterprises
Fair value, Less than 12 months	0	0
Unrealized Losses, Less than 12 Months	0	0
Fair value, 12 months or more	8,732	10,515
Unrealized Losses, 12 Months or More	511	596
Fair value, total	8,732	10,515
Unrealized Losses, total	511	596
GSE - Mortgage-backed securities
Fair value, Less than 12 months	20,458	24,167
Unrealized Losses, Less than 12 Months	669	546
Fair value, 12 months or more	197,497	203,234
Unrealized Losses, 12 Months or More	22,538	22,442
Fair value, total	217,955	227,401
Unrealized Losses, total	23,207	22,988
Private label mortgage backed securities
Fair value, Less than 12 months	4,010	3,416
Unrealized Losses, Less than 12 Months	9	43
Fair value, 12 months or more	21,727	23,095
Unrealized Losses, 12 Months or More	1,416	2,020
Fair value, total	25,737	26,511
Unrealized Losses, total	1,425	2,063
State and political subdivisions
Fair value, Less than 12 months	0	0
Unrealized Losses, Less than 12 Months	0	0
Fair value, 12 months or more	104,455	105,093
Unrealized Losses, 12 Months or More	25,204	24,829
Fair value, total	104,455	105,093
Unrealized Losses, total	$ 25,204	$ 24,829